Note 5 - Securities Owned and Securities Sold, But Not Yet Purchased At Fair Value - Securities Owned and Securities Sold, But Not Yet Purchased At Fair Value (Details) - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Corporate Stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	$ 82,000	$ 44,000
Securities sold, not yet purchased at fair value		32,000	$ 55,000
Corporate Stocks [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value
Securities sold, not yet purchased at fair value
Corporate Stocks [Member] | Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Securities sold, not yet purchased at fair value
Corporate Stocks [Member]
Securities owned at fair value	82,000	44,000
Securities sold, not yet purchased at fair value		32,000	$ 55,000
Municipal Bond [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	1,259,000	638,000
Municipal Bond [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value
Municipal Bond [Member] | Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Municipal Bond [Member]
Securities owned at fair value	1,259,000	638,000
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	181,000	205,000
Restricted Stock and Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Restricted Stock and Warrants [Member]
Securities owned at fair value	181,000	205,000
Fair Value, Inputs, Level 1 [Member]
Securities owned at fair value	1,341,000	682,000
Fair Value, Inputs, Level 2 [Member]
Securities owned at fair value	181,000	205,000
Fair Value, Inputs, Level 3 [Member]
Securities owned at fair value
Securities owned at fair value	$ 1,522,000	$ 887,000